Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees - Off-Balance Sheet Commitments and Guarantees (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Guarantor Obligations [Line Items]
Guarantor obligations, collateral held directly or by third parties, amount	$ 0	$ 0
Performance Guarantee
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	42,400,000	42,400,000
Indemnification Agreement
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	40,000,000.0	40,000,000
Indemnification Agreement including fundamental organizational structure
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	400,000,000.0	400,000,000
Cleco Power
Guarantor Obligations [Line Items]
Guarantor obligations, collateral held directly or by third parties, amount	0
Cleco Power | Indemnification Agreement
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	40,000,000	40,000,000.0
Cleco Power | Indemnification Agreement including fundamental organizational structure
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	400,000,000	400,000,000.0
Cleco Power | Financial Guarantee
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	83,000,000.0
Letters of credit		$ 86,400,000
Cleco Holdings | Letters of Credit
Guarantor Obligations [Line Items]
Letters of credit	$ 34,500,000